UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 2000.

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


/S/ Henry H. Hopkins        Baltimore, Maryland      February 21, 2001
              [Signature]            [City, State]           [Date]


Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE




                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: 121,579


List of Other Included Managers: NONE

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



                                                              FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
CMS ENERGY CORP.               COMM STK         125896100     3863   174600 SH       SOLE           24600        0   150000
CROWN CASTLE INTERNATIONAL GRP COMM STK         228227104     5952   163200 SH       SOLE           13200        0   150000
DOLLAR THRIFTY AUTOMOTIVE      COMM STK         256743105     1844   100000 SH       SOLE               0        0   100000
HEALTHSTREAM INC.              COMM STK         42222N103     4359   750000 SH       SOLE               0        0   750000
HICKORY TECH CORP.             COMM STK         429060106      232    19000 SH       SOLE               0        0    19000
MACROMEDIA INC.                COMM STK         556100105    20771   214900 SH       SOLE          113300        0   101600
MESA AIR GROUP INC.            COMM STK         590479101       55    10000 SH       SOLE               0        0    10000
MOTOROLA INC.                  COMM STK         620076109    13084   450200 SH       SOLE               0        0   450200
SANDISK CORP.                  COMM STK         80004C101    40943   668800 SH       SOLE          168400        0   500400
TELESP CELULAR PART SA         ADR              87952L108    29833   664800 SH       SOLE          164800        0   500000
US FREIGHTWAYS CORP.           COMM STK         916906100      643    26200 SH       SOLE             500        0    25700
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